DERIVATIVE LIABILITIES	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
DERIVATIVE LIABILITIES
DERIVATIVE LIABILITIES

NOTE 4: DERIVATIVE LIABILITIES

Derivative liability - warrants

The Company issued warrants in connection with convertible notes payable which were issued in January, February, and July 2021. These warrants have price protection provisions that allow for the reduction in the exercise price of the warrants in the event the Company subsequently issues stock or securities convertible into stock at a price lower than the stated conversion for each warrant, ranging from $0.0055 to $0.02 per share exercise price of the warrants. Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased or decreased proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrants shall be the same as the aggregate exercise price in effect immediately prior to such adjustment. Because it is indeterminate whether there is a sufficient number of authorized and unissued shares exists at the assessment date, the Company calculates a derivative liability associated with the warrants in accordance with FASB ASC Topic 815-40-25.

Accounting for Derivative Warrant Liability

The Company’s derivative warrant instruments have been measured at fair value at December 31, 2021 using the Cox, Ross & Rubinstein Binomial Tree valuation model. The Company recognizes the derivative liability related to those warrants that contain price protection features in its consolidated balance sheet as liabilities. The liability is revalued at each reporting period and changes in fair value are recognized currently in the consolidated statements of operations. The initial recognition and subsequent changes in fair value of the derivative warrant liability have no effect on the Company’s cash flows.

Derivative liability – convertible notes

The Company has certain convertible notes with variable price conversion terms. Upon the issuance of these convertible notes and as a consequence of their conversion features, the convertible notes give rise to derivative liabilities. The Company’s derivative liabilities related to its convertible notes payable have been measured at fair value at December 31, 2021 and June 30, 2021 using the Cox, Ross & Rubinstein Binomial Tree valuation model.

The revaluation of the warrants and convertible debt at each reporting period, as well as the charges associated with issuing additional convertible notes, and warrants with price protection features, resulted in the recognition of a gain of $56,345 and a loss of $549,494 for the six months ended December 31, 2021 and 2020, respectively in the Company’s consolidated statements of operations, under the caption “Gain (loss) on change of fair value of derivative liabilities”. The fair value of the warrants and convertible debt at December 31, 2021 and June 30, 2021 is as follows:

	December 31,	June 30,
	2021	2021
Derivative liability - warrants	$14,500	$69,334
Derivative liability - convertible debt	113,536	115,047
Total derivative liabilities	$128,036	$184,381

These balances are reported on the consolidated balance sheet under the caption “Derivative liabilities”.

The Company has determined its derivative liabilities to be a Level 3 fair value measurements. The significant assumptions used in the Cox, Ross & Rubinstein Binomial Tree valuation of the derivatives are as follows:

	Six Months Ended December 31,
	2021	2020
Effective exercise price	$0.0055 – $0.02	$0.00361 – $0.02
Effective market price	$0.0098	$0.006
Expected volatility	191.4%to315.8%	96.4%to304.0%
Risk-free interest	0.05%-0.28%	0.05%-0.25%
Expected terms	60 – 1,073 days	60 - 711 days
Expected dividend rate	0%	0%

Changes in the derivative liabilities during the six months ended December 31, 2021 is follows:

Derivative liabilities at June 30, 2021	$184,381
Gain on change in fair value of derivative liabilities	(56,345)
Derivative liabilities at December 31, 2021	$128,036

NOTE 4: DERIVATIVE LIABILITY

Derivative liability - warrants

The Company issued warrants in connection with convertible notes payable which were issued in January, February, and June 2021. These warrants have price protection provisions that allow for the reduction in the exercise price of the warrants in the event the Company subsequently issues stock or securities convertible into stock at a price lower than the stated conversion for each warrant, ranging from $0.0055 to $0.02 per share exercise price of the warrants. Simultaneously with any reduction to the exercise price, the number of shares of common stock that may be purchased upon exercise of each of these warrants shall be increased or decreased proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrants shall be the same as the aggregate exercise price in effect immediately prior to such adjustment. Because it is indeterminate whether there is a sufficient number of authorized and unissued shares exists at the assessment date, the Company calculates a derivative liability associated with the warrants in accordance with FASB ASC Topic 815-40-25.

Accounting for Derivative Warrant Liability

The Company’s derivative warrant instruments have been measured at fair value at June 30, 2021 using the Cox, Ross & Rubinstein Binomial Tree valuation model. The Company recognizes the derivative liability related to those warrants that contain price protection features in its consolidated balance sheet as liabilities. The liability is revalued at each reporting period and changes in fair value are recognized currently in the consolidated statements of operations. The initial recognition and subsequent changes in fair value of the derivative warrant liability have no effect on the Company’s cash flows.

Derivative liability – convertible notes

The Company has certain convertible notes with variable price conversion terms. Upon the issuance of these convertible notes and as a consequence of their conversion features, the convertible notes give rise to derivative liabilities. The Company’s derivative liabilities related to its convertible notes payable have been measured at fair value at June 30, 2021 and June 30, 2020 using the Cox, Ross & Rubinstein Binomial Tree valuation model.

The revaluation of the warrants and convertible debt at each reporting period, as well as the charges associated with issuing additional convertible notes, and warrants with price protection features, resulted in the recognition of a gain of $1,844,460 and $385,367 for the years ended June 30, 2021 and 2020, respectively in the Company’s consolidated statements of operations, under the caption “Gain in change of fair value of derivative liability”. The fair value of the warrants at June 30, 2021 and June 30, 2020 was $69,334 and 250, respectively. The fair value of the derivative liability related to the convertible debt at June 30, 2021 and June 30, 2020 is $115,047 and $438,303, respectively, which is reported on the consolidated balance sheet under the caption “Derivative liability”.

The Company has determined its derivative liability to be a Level 3 fair value measurement. The significant assumptions used in the Cox, Ross & Rubinstein Binomial Tree valuation of the derivative are as follows:

	Year Ended June 30,
	2021	2020
Effective exercise price	$0.00361 – $0.02	$0.00032 – $0.00091
Effective market price	$0.006	$0.0008
Expected volatility	96.4% to 304.0%	323.22% to 335.47%
Risk-free interest	0.05% - 0.25%	0.05%
Expected terms	60 - 711 days	60 - 559 days
Expected dividend rate	0%	0%